Summary of Significant Accounting Policies - Schedule of Straight Line Method Over the Estimated Useful Lives for Asset (Details)	Dec. 31, 2024
Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives for asset	30 years
Minimum [Member] | Water Wells, Pipelines, Facilities, Ponds And Related Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives for asset	3 years
Minimum [Member] | Vehicles, Equipment, Furniture and Other [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives for asset	3 years
Maximum [Member] | Water Wells, Pipelines, Facilities, Ponds And Related Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives for asset	15 years
Maximum [Member] | Vehicles, Equipment, Furniture and Other [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives for asset	5 years